World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2012

Dates Covered
Collections Period	05/01/12 - 05/31/12
Interest Accrual Period	05/15/12 - 06/14/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/12	493,109,600.01	34,278
Yield Supplement Overcollateralization Amount at 04/30/12	19,225,592.12	0

Receivables Balance at 04/30/12	512,335,192.13	34,278
Principal Payments	22,781,689.22	1,112
Defaulted Receivables	461,609.01	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/12	18,062,418.38	0

Pool Balance at 05/31/12	471,029,475.52	33,143

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540
Delinquent Receivables:
Past Due 31-60 days	6,381,486.80	479
Past Due 61-90 days	1,559,655.17	107
Past Due 91 + days	312,504.30	23

Total	8,253,646.27	609

Total 31+ Delinquent as % Ending Pool Balance	1.75%

Recoveries	310,816.06

Aggregate Net Losses/(Gains) - May 2012	150,792.95

Overcollateralization Target Amount	28,261,768.53
Actual Overcollateralization	28,261,768.53

Weighted Average APR	3.70%
Weighted Average APR, Yield Adjusted	5.97%
Weighted Average Remaining Term	44.61

Flow of Funds	$ Amount

Collections	24,616,879.59
Advances	11,350.14
Investment Earnings on Cash Accounts	3,373.52
Servicing Fee	(426,945.99)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,204,657.26

Distributions of Available Funds
(1) Class A Interest	440,107.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	20,755,317.02
(9) Distribution to Certificateholders	2,911,563.39
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	24,204,657.26

Servicing Fee	426,945.99
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 05/15/12	463,523,024.01
Principal Paid	20,755,317.02
Note Balance @ 06/15/12	442,767,706.99

Class A-1
Note Balance @ 05/15/12	0.00
Principal Paid	0.00
Note Balance @ 06/15/12	0.00
Note Factor @ 06/15/12	0.0000000%

Class A-2
Note Balance @ 05/15/12	73,795,024.01
Principal Paid	20,755,317.02
Note Balance @ 06/15/12	53,039,706.99
Note Factor @ 06/15/12	25.4998591%

Class A-3
Note Balance @ 05/15/12	213,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	213,000,000.00
Note Factor @ 06/15/12	100.0000000%

Class A-4
Note Balance @ 05/15/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	127,995,000.00
Note Factor @ 06/15/12	100.0000000%

Class B
Note Balance @ 05/15/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	24,366,000.00
Note Factor @ 06/15/12	100.0000000%

Class C
Note Balance @ 05/15/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 06/15/12	24,367,000.00
Note Factor @ 06/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	537,776.85
Total Principal Paid	20,755,317.02

Total Paid	21,293,093.87

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	39,357.35
Principal Paid	20,755,317.02

Total Paid to A-2 Holders	20,794,674.37

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6732916
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.9854632

Total Distribution Amount	26.6587548

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1892180
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	99.7851780

Total A-2 Distribution Amount	99.9743960

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 04/30/12	64,248.40
Balance as of 05/31/12	75,598.54
Change	11,350.14

Reserve Account
Balance as of 05/15/12	2,064,965.17
Investment Earnings	283.08
Investment Earnings Paid	(283.08)
Deposit/(Withdrawal)	—
Balance as of 06/15/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17